Consolidated statements of changes in equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock issued price per share	$ 2.94
IPO
Stock issued price per share		$ 15.00
Issuance costs		$ 11,500
Series C Preference Shares
Stock issued price per share		$ 6.22
Issuance costs		$ 92